Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowings
8.	BORROWINGS

Long-term debt consists of FHLB advances as follows:

	December 31, 2013		December 31, 2012
Maturing During the		Weighted		Weighted
Year Ending December 31,	Amount	Average Rate	Amount	Average Rate
	(Dollars in thousands)
2013	$—	—%	$44,323	3.10%
2014	4,000	2.37	4,000	2.37
2015	19,500	2.05	17,000	2.25
2016	16,500	1.97	6,500	3.99
2017	77,500	1.35	77,500	1.35
2018	25,000	1.19	—	—
2019	10,203	1.23	11,931	1.23
2020	9,200	1.22	—	—

	$161,903	1.48%	$161,254	2.05%

At December 31, 2013, advances amounting to $6.5 million are callable by the FHLB prior to maturity.

As of December 31, 2013, the Company also has an available line of credit of $9.4 million with the FHLB at an interest rate that adjusts daily. No amounts were drawn on the line of credit as of December 31, 2013 and 2012. All borrowings from the FHLB are secured by investment securities (see Note 2) and qualified collateral, consisting of a blanket lien on one- to four-family loans and certain multi-family and commercial real estate loans held in the Bank’s portfolio. At December 31, 2013, the company pledged multi-family and commercial real estate loans with carrying values totaling $73.0 million and $241.7 million, respectively.